Share-based payment	9 Months Ended
Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment arrangements [text block]	Share-based payment
a.Share-based compensation agreements
a.1) Stock option plan - Banco Inter S.A.
Between February 2018 and January 2022, Banco Inter S.A. established stock option programs through which Inter managers and executives were granted options for the acquisition of Banco Inter S.A. Shares.
The Extraordinary General Meeting of Inter&Co, Inc. held on January 4, 2023 approved the migration of share-based payment plans, with the assumption by Inter&Co of the obligations of Banco Inter S.A. arising from the active plans and the respective programs. As a result of the corporate reorganization, the number of options held by each beneficiary was proportionally changed. Thus, for every 6 options to purchase common shares or preferred shares of Banco Inter S.A, the beneficiaries will have 1 option to purchase a Class A share of Inter&Co. In addition, the repricing of the exercise price of the options granted in 2022, which had not yet been granted, was approved. On the occasion of the repricing, the fair value of the options granted and not exercised was recalculated, and an additional amount of R$15,990 of incremental expense was calculated, to be appropriated until the final vesting period.
The main characteristics of the plans are described below:

Grant Date	Final strike date	Options (shares INTR)	Vesting	Average strike price	Participants
02/15/2018	02/15/2025	5,452,464	Up to 5 years	R$1.80	Officers, managers and key employees
09/07/2020	09/07/2027	3,182,250	Up to 5 years	R$21.50	Officers, managers and key employees
01/31/2022	12/31/2028	3,250,000	Up to 5 years	R$15.50	Officers, managers and key employees
Changes in the options of each plan for the period ended September 30, 2023 and supplementary information are shown below:

Grant Date	12/31/2022		Granted		Expired/Cancelled		Exercised		09/30/2023
2018	135,599		—		—		19,800		115,799
2020	2,829,225		—		297,938		675		2,530,612
2022	2,838,500		50,000		60,500		1,875		2,826,125
Total	5,803,324		50,000		358,438		22,350		5,472,536
Weighted average price of the shares	R$	18.15	R$	15.50	R$	20.49	R$	3.54	R$	17.98

Grant Date	12/31/2021		Granted		Expired/Cancelled		Exercised		12/31/2022
2018	2,458,065		—		10,800		2,311,666		135,599
2020	2,965,350		—		48,600		87,525		2,829,225
2022	—		2,903,500		65,000		—		2,838,500
Total	5,423,415		2,903,500		124,400		2,399,191		5,803,324
Weighted average price of the shares	R$	14.34	R$	15.50	R$	16.69	R$	2.31	R$	18.15
The fair values of the period of 2018 and 2020 plans were estimated based on the Black & Scholes option valuation model considering the terms and conditions under which the options were granted, and the respective compensation expense is recognized during the vesting period.

	2018	2020
Strike price	1.80	21.50
Risk-free rate	9.97%	9.98%
Duration of the strike (years)	7	7
Expected annualized volatility	64.28%	64.28%
Fair value of the option at the grant/share date:	0.05	0.05
For the 2022 program, the fair value was estimated based on the Binomial model:

2022
Strike price	15.50
Risk-free rate	11.45%
Duration of the strike (years)	7
Expected annualized volatility	38.81%
Weighted fair value of the option at the grant/share date:	4.08
In the period ended September 30, 2023, costs amounting to R$27,039 (September 30, 2022: R$42,475) were recognized in employee benefit expenses, appropriated to Inter’s statements of income.
a.2) Share-based payment related to Inter & Co Payments, Inc., acquisition
In the context of the acquisition of Inter&Co Payments by Inter, it was established that part of the payment to key executives of the acquired entity would be made by migrating the share-based payment plan of Inter & Co Payments, Inc., with stock options for class A shares and restricted class A shares of Inter & Co, in addition to the granting of shares issued by the Company. Considering the characteristics of the contract signed between the parties, the expense associated with the options granted are treated as a compensation expense which will be expensed over the term of the vested options and based on continued employment of such key executives.
Inter has the right to repurchase the restricted shares if these key executives cease to provide services to the Company within the term of the acquisition contract. Nevertheless, all shares will remain subject to other transfer restrictions established in the contract and in the applicable legislation.
The main characteristics of these stock-based payments are described below:

Grant Date	Options	Vesting	Average strike price	Participants	Final exercise date
2022	489,386	Up 3 years	R$5.31 per class A (a)	Key Executives	12/30/2024
(a)    According to the contract signed between the parties, the corresponding amount is USD 1.92.
Stock options exercised:

Grant Date	Shares	Participants	Final exercise date
2022	643,500	Key Executives	12/30/2024
Changes in Inter & Co Payments, Inc.’s granted instruments for September 30, 2023 and supplementary information are shown below:

Grant Date	12/31/2022		Granted Options		Expired/Cancelled		Exercised		09/30/2023
2022	489,386		—		—		—		489,386
Total	489,386		—		—		—		489,386
Weighted average price of the shares	R$	5.31	R$	—	R$	—	R$	—	R$	5.31

Grant Date	12/31/2022	Granted Shares	Expired/Cancelled	Options exercised	09/30/2023
2022	643,500	—	—	160,875	482,625
Total	643,500	—	—	160,875	482,625
In the period ended September 30, 2023, the amount of R$25,190 (September 30, 2022: R$1,228) was recognized as employee benefit expenses in the statement of income the Company.

a.3) Restricted shares agreement (RSU) - Inter.
The Extraordinary General Meeting of Inter&Co, Inc. held on January 4, 2023 approved the creation of the Omnibus Incentive Plan, which aims to promote the interests of the Company and its shareholders, strengthening the Company's ability to attract, retain and motivate employees who are expected to make contributions to the Company and to provide these people with incentives to align their interests with those of the Company’s shareholders.
The Omnibus Incentive Plan is managed by the Board of Directors of Inter&Co, Inc., which has the authority to approve program grants to the Company's employees.
Accordingly, on June 1, 2023, the granting of restricted share units (RSU) under the Omnibus Incentive Plan was approved. A total of 2,140,500 restricted shares were granted, with a vesting period of: (i) 25% on December 1, 2023, (ii) 25% on December 1, 2024, (iii) 25% on December 1, 2025, and (iv) 25% in December 2026, to all or selected executives and employees of the Company and/or its direct or indirect subsidiaries. The fair value of the share on the grant date is R$14.15. See table below:

Grant Date	Concession Date	Options	Vesting	Participants
06/01/2023	06/01/2023	2,140,500	4 years	Officers, managers and key employees
In the period ended September 30, 2023, the amount of R$5,852 was recognized as employee benefit expenses in the statement of income the Company.